Exhibit 99.1

Harley-Davidson Motorcycle Trust 2010-1

$130,000,000 0.31325% Motorcycle Contract Backed Notes, Class A-1

$182,000,000 0.83% Motorcycle Contract Backed Notes, Class A-2

$148,000,000 1.16% Motorcycle Contract Backed Notes, Class A-3

$77,610,000 1.53% Motorcycle Contract Backed Notes, Class A-4

$25,820,000 1.99% Motorcycle Contract Backed Notes, Class B

$36,570,000 2.59% Motorcycle Contract Backed Notes, Class C

$70,765,786.32 0.00% Motorcycle Contract Backed Certificate

Monthly Report

For the February 15, 2011 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of  November 01, 2010, as filed with the Securities and Exchange Commission.

Beginning of Due Period	1/1/2011
End of Due Period	1/31/2011
Determination Date	2/4/2011
Record Date	2/14/2011
Distribution Date	2/15/2011
Number of days in Interest Period (ACT/360 basis)	28
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	51,270	10/31/2010	11/23/2010	670,765,786.32
Subsequent Contracts
Total	51,270			$670,765,786.32

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$636,573,906.22
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	9,146,993.91
Principal collections on Contracts paid off in full during Due Period	6,849,596.20
Balance of Contracts liquidated during Due Period	183,617.52
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,252.32
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		16,181,459.95

Aggregate Principal Balance at end of Due Period		620,392,446.27

Pool factor		0.9249017

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Certificate	Total
Original Note Balance	$130,000,000.00	$182,000,000.00	$148,000,000.00	$77,610,000.00	$25,820,000.00	$36,570,000.00	$70,765,786.32	$670,765,786.32

Note balance at beginning of Due Period	95,808,119.90	182,000,000.00	148,000,000.00	77,610,000.00	25,820,000.00	36,570,000.00	70,765,786.32	$636,573,906.22

Principal Distributable Amount	16,181,459.95	—	—	—	—	—	—	16,181,459.95
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—	—
Amounts otherwise distributable to Class C that have been distributed to Class A or Class B	—	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—	—
Note and Certificate Principal Carryover Shortfall	—	—	—	—	—	—	—	—
Total principal paid	16,181,459.95	—	—	—	—	—	—	16,181,459.95

Note and Certificate balance at end of Due Period	$79,626,659.95	$182,000,000.00	$148,000,000.00	$77,610,000.00	$25,820,000.00	$36,570,000.00	$70,765,786.32	$620,392,446.27

Note and Certificate factor at begininning of Due Period	0.7369855	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note and Certificate factor at end of Due Period	0.6125128	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

	Note	Interest Carryover				Note Monthly	Interest Carryover
	Balance at	Shortfall at			Interest	Interest	Shortfall	Note Interest
	Beginning of	Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$95,808,119.90	$—	0.31325%	28	ACT/360	$23,342.58	$—	$23,342.58
A-2	182,000,000.00	—	0.83%	30	30/360	125,883.33	—	125,883.33
A-3	148,000,000.00	—	1.16%	30	30/360	143,066.67	—	143,066.67
A-4	77,610,000.00	—	1.53%	30	30/360	98,952.75	—	98,952.75
B	25,820,000.00	—	1.99%	30	30/360	42,818.17	—	42,818.17
C	36,570,000.00	—	2.59%	30	30/360	78,930.25	—	78,930.25
Certificate	70,765,786.32	—	0.00%	30	30/360	0.00	—	0.00
Totals	$636,573,906.22	$—				$512,993.75	$—	$512,993.75

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$15,720,064.50
Interest collections on Contracts during Due Period	6,565,005.96
Net Liquidation Proceeds	303,244.15
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	304,600.36
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	3,146.73
Investment Earnings - Interest Reserve Account	—

Total Available Monies		22,896,061.70

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	232,497.23
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	530,478.26
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,193.58
Class A Note Interest Distributable Amount	391,245.33
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	42,818.17
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	78,930.25
Class A Note Principal Distributable Amount	16,181,459.95
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—
Certificate Principal Distributable Amount	—

Total distribution of fees, interest and principal	17,458,622.77

Excess Amounts (Shortfall)		5,437,438.93

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	5,437,438.93

Total distribution of Available Monies		$22,896,061.70

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$16,750,596.05
b) 1.00% of the aggregate initial note balance	6,707,657.86
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	37,223,546.78
Specified Reserve Fund Balance		$16,750,596.05

Reserve Fund balance at beginning of Due Period		$17,187,495.47

Additions to Reserve Fund:

Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	1,466.31

Total additions		1,466.31

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	438,365.73

Total withdrawals		438,365.73

Reserve Fund balance at end of Due Period		$16,750,596.05

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			3
	Trigger Status? Yes or No			No

Monthly Losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	30	$460,143.13	0.072%

	Less:
	Net Liquidation Proceeds for the Due Period	29	303,244.15	0.048%

	Net Liquidation Losses for the Due Period		$156,898.98	0.025%

	Annualized Net Liquidation Losses (Loss Ratio)			0.296%

Average Loss Ratio	Annualized Net Liquidation Losses (Loss Ratio) - current Distribution Date			0.296%
	Annualized Net Liquidation Losses (Loss Ratio) - prior Distribution Date			0.135%
	Annualized Net Liquidation Losses (Loss Ratio) - second prior Distribution Date			0.000%
	Three-month Average Loss Ratio			0.144%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No			No

	Months	Trigger Threshold
	1 month or greater	6.000%

Cumulative Losses		Number of Contracts	Amount	% of Initial Principal Balance
	Cumulative Liquidated Contracts	38	$581,651.88	0.087%
	Cumulative Net Liquidation Proceeds	36	351,001.04	0.052%
	Cumulative Net Liquidation Losses		230,650.84	0.034%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,069.76

Cumulative Loss Ratio	Cumulative Loss Ratio			0.034%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No			No

	Months	Trigger Threshold
	1-12	2.250%
	13-24	3.500%
	25-36	5.000%
	37-48	6.000%
	49 or greater	6.750%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period
	30-59	516	$6,401,535.24	$147,523.95	1.006%
	60-89	170	2,168,507.34	98,003.39	0.341%
	90-119	73	1,116,040.32	59,073.02	0.175%
	120+	0	0.00	—	0.000%
	Totals	759	$9,686,082.90	$304,600.36	1.522%

	60+ Delinquency Amount	243	$3,284,547.66		0.516%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date				0.516%
	Delinquency Ratio - prior Distribution Date				0.255%
	Delinquency Ratio - second prior Distribution Date				0.000%
	Three-month Average Delinquency Ratio				0.257%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months			Trigger Threshold %
	1-12			3.750%
	13-24			4.250%
	25-36			4.750%
	37 or greater			5.250%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	49,979	49,279
Principal Balance of Contracts	636,573,906.22	620,392,446.27
Weighted average original term	72.56	72.63
Weighted average remaining term	63.46	62.64
Weighted average age	9.10	9.99
One month prepayments (ABS)	1.29%	1.24%
Weighted average Contract Rate	12.28%	12.31%

	Principal Balance	% of Principal Balance at
Contract Ratee	of Contracts	End of Due Period
0.000% - 5.000%	$16,180,694.17	2.61%
5.001% - 10.000%	211,644,493.19	34.11%
10.001% - 15.000%	242,735,452.25	39.13%
15.001% - 20.000%	93,262,913.40	15.03%
20.001% or greater	56,568,893.26	9.12%

Advances made by Servicer in current Due Period	$304,600.36
Unreimbursed Advances due to Servicer	232,497.23
Number of Contracts purchased by Seller or Servicer	—
Principal Balance of Contracts purchased by Seller or Servicer	—
Purchase Price of Contracts purchased by Seller or Servicer	—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.	Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.

Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.	Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.	Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.

Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.	During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.	Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the VP, Treasurer and Asst. Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of November 1, 2010 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2010-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from January 1, 2011 to January 31, 2011 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of February, 2011.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
VP, Treasurer and Asst. Secretary